Right of Use Assets	12 Months Ended
Dec. 31, 2022
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS

11. RIGHT OF USE ASSETS

The Company has several operating leases for offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Effective January 1, 2022, the Company adopted the new lease accounting standard using a modified retrospective transition method which allowed the Company not to recast comparative periods presented in its consolidated financial statements. In addition, the Company elected the package of practical expedients, which allowed the Company to not reassess whether any existing contracts contain a lease, to not reassess historical lease classification as operating or finance leases, and to not reassess initial direct costs. The Company has not elected the practical expedient to use hindsight to determine the lease term for its leases at transition. The Company combines the lease and non-lease components in determining the ROU assets and related lease obligation. Adoption of this standard resulted in the recording of operating lease ROU assets and corresponding operating lease liabilities as disclosed below and had no impact on accumulated deficit as of January 1, 2022. ROU assets and related lease obligations are recognized at commencement date based on the present value of remaining lease payments over the lease term.

Total lease expense for the year ended December 31, 2020, 2021 and 2022 amounted to RMB5,221, RMB5,424 and RMB6,398 (US$928), respectively.

Supplemental balance sheet information related to operating leases was as follows:

	As of December 31,
	2022	2022
	RMB	USD
Right-of-use assets, net	19,209	2,785

Operating lease liabilities - current	7,174	1,040
Operating lease liabilities - non-current	12,773	1,852
Total operating lease liabilities	19,947	2,892

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.75 years
Weighted average discount rate	4.75%

The following is a schedule of maturities of lease liabilities as of December 31, 2022:

Twelve months ending June 30,	RMB	USD
2023	7,911	1,147
2024	8,360	1,212
2025	4,210	610
2026	707	103
Total future minimum lease payments	21,188	3,072
Less: imputed interest	1,241	180
Present value of lease liabilities	19,947	2,892